Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year	12 Months Ended
Dec. 31, 2023
Amendments to IAS 1, ‘Disclosure of accounting policies’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 1, ‘Disclosure of accounting policies’
Effective date issued by IASB	January 1, 2023
Amendments to IAS 8, ‘Definition of accounting estimates’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 8, ‘Definition of accounting estimates’
Effective date issued by IASB	January 1, 2023
Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 12, ‘Deferred tax related to assets and liabilities arising from a single transaction’
Effective date issued by IASB	January 1, 2023
Amendments to IAS 12 ‘International tax reform - pillar two model rules’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IAS 12 ‘International tax reform - pillar two model rules’
Effective date issued by IASB	May 23, 2023
IFRS 17, ‘Insurance contracts’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	IFRS 17, ‘Insurance contracts’
Effective date issued by IASB	January 1, 2023
Amendments to IFRS 17, ‘Insurance contracts’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendments to IFRS 17, ‘Insurance contracts’
Effective date issued by IASB	January 1, 2023
Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’ [Member]
Applications of New and Revised IFRS and IAS and IFRIC and SIC and IASB (Details) - Schedule of New Interpretation that are Mandatorily Effective for the Current Year [Line Items]
New Standards, Interpretations and Amendments	Amendment to IFRS 17, ‘Initial application of IFRS 17 and IFRS 9 – comparative information’
Effective date issued by IASB	January 1, 2023